Contingencies - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Loss Contingencies [Line Items]
Number of investors | item	38
Aggregate claim amount	¥ 125,600,000
Fee for providing consultancy services	500,000
Amount awarded	99,000,000.0
Contingent liability	¥ 99,000,000.0	¥ 0		¥ 0
Camsing Incident
Loss Contingencies [Line Items]
Percentage of investors accepted the settlement plan	72.70%	67.40%
Percentage of outstanding fund agreed for settlement	75.40%	70.00%
Investor's Outstanding Investments	¥ 3,400,000,000	¥ 3,400,000,000
Amount of liability on the litigation settlement	¥ 469,000,000.0		$ 68.0